Goldman Sachs Access Treasury 0-1 Year ETF
Goldman Sachs Access Treasury 0-1 Year ETF—Summary<br/><br/>Ticker: GBIL Stock Exchange: NYSE Arca
Investment Objective
The Goldman Sachs Access Treasury 0-1 Year ETF (formerly Goldman Sachs TreasuryAccess 0-1 Year ETF) (the “Fund”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE US Treasury 0-1 Year Composite Select Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. The table does not take into account brokerage commissions that you may pay on your purchases and sales of Shares of the Fund.
Annual Fund Operating Expenses<br/>(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Goldman Sachs Access Treasury 0-1 Year ETF Goldman Sachs Access Treasury 0-1 Year ETF
Management Fee	0.14%
Distribution and Service (12b-1) Fee	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.14%
Fee Waiver	(0.02%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	0.12%
[1]	The Investment Adviser has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.12% as an annual percentage rate of average daily net assets of the Fund through at least December 28, 2019, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example
This Example is intended to help you compare the cost of owning Shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Goldman Sachs Access Treasury 0-1 Year ETF | Goldman Sachs Access Treasury 0-1 Year ETF | USD ($)	12	43	77	177

Portfolio Turnover
The Fund may pay transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in total annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended August 31, 2018 was 0% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing at least 80% of its assets (exclusive of collateral held from securities lending) in securities included in its underlying index.

The Index is designed to measure the performance of U.S. Treasury Securities with a maximum remaining maturity of 12 months. “U.S. Treasury Securities” refer to securities issued or guaranteed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government. U.S. Treasury Securities include U.S. Treasury notes, U.S. Treasury bills and U.S. Treasury floating rate bonds. The Fund expects to invest 100% of its assets in (i) U.S. Treasury Securities with a maximum remaining maturity of 12 months and (ii) cash.

As of October 31, 2018, there were 75 issues in the Index and the Index had a weighted average maturity of 0.39 years. The Index includes publicly-issued U.S. Treasury Securities that have a minimum remaining maturity of 1 month and a maximum remaining maturity of 12 months at the time of rebalance and that have a minimum issue size of $5 billion. In addition, the securities in the Index must be non-convertible and denominated in U.S. dollars. The Index excludes certain special issues, such as targeted investor notes, state and local government series bonds and coupon issues that have been stripped from bonds. 10-year and 30-year U.S. Treasury bonds are not eligible for inclusion in the Index. The Index is rebalanced monthly on the last day of the month.

The Index is sponsored by FTSE Fixed Income LLC (“FTSE” ), a trading name of the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group” or the “Index Provider”), which is not affiliated with the Fund or the Investment Adviser. The Index is market capitalization-weighted and the securities in the Index are updated on the last business day of each month.

Given the Fund’s investment objective of attempting to track the Index, the Fund does not follow traditional methods of active investment management, which may involve buying and selling securities based upon analysis of economic and market factors.

The Investment Adviser uses a representative sampling strategy to manage the Fund. “Representative sampling” is an indexing strategy in which the Fund invests in a representative sample of constituent securities that has a collective investment profile similar to that of the Index. The securities selected for investment by the Fund are expected to have, in the aggregate, investment characteristics, fundamental characteristics and liquidity measures similar to those of the Index. The Fund may or may not hold all of the securities in the Index.
THE FUND IS NOT A MONEY MARKET FUND AND DOES NOT ATTEMPT TO MAINTAIN A STABLE NET ASSET VALUE.
Principal Risks of the Fund
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

Calculation Methodology Risk.  The Index relies on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider nor the Investment Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.

Credit/Default Risk.  An issuer or guarantor of fixed income securities or instruments held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in net asset value (“NAV”).

Index Risk.  The Fund will be negatively affected by general declines in the securities and asset classes represented in the Index. In addition, because the Fund is not “actively” managed, unless a specific security is removed from the Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble, and the Fund does not take defensive positions in declining markets. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. The Index Provider may utilize third party data in constructing the Index, but it does not guarantee the accuracy or availability of any such third party data. The Index Provider makes no guarantee with respect to the accuracy, availability or timeliness of the production of the Index, or the suitability of the Index for the purpose to which it is being put by GSAM.

Interest Rate Risk.  When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.

Large Shareholder Risk.  Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the NYSE Arca, Inc. (“NYSE Arca”) and may, therefore, have a material upward or downward effect on the market price of the Shares.

Market Risk.  The value of the securities in which the Fund invests may go up or down in response to the prospects of governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

Market Trading Risk.  The NAV of the Fund and the value of your investment may fluctuate. Market prices of Shares may fluctuate in response to the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for Shares. The Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. Any of these factors, among others, may result in Shares trading at a significant premium or discount to NAV, which will be reflected in the intraday bid/ask spreads and/or the closing price of Shares as compared to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. Additionally, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

Sampling Risk.  The Fund’s use of a representative sampling approach will result in its holding a smaller number of securities than are in the Index. As a result, an adverse development respecting a security held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Index. Conversely, a positive development relating to a security in the Index that is not held by the Fund could cause the Fund to underperform the Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Tracking Error Risk.  Tracking error is the divergence of the Fund’s performance from that of the Index. The performance of the Fund may diverge from that of the Index for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, changes to the Index or the need to meet new or existing regulatory requirements. Unlike the Fund, the returns of the Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions. In addition, the Fund’s use of a representative sampling approach may cause the Fund’s returns to not be as well correlated with the return of the Index as would be the case if the Fund purchased all of the securities in the Index in the proportions in which they are represented in the Index. The Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the Investment Company Act of 1940, as amended (the “Investment Company Act”), to meet the issuer diversification requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies, or as a result of market restrictions or other legal reasons.

U.S. Treasury Securities Risk.  A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasury Securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. In addition, changes in the credit rating or financial condition of the U.S. government may cause the value of U.S. Treasury Securities to decline.

Valuation Risk. The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Index. The Fund relies on various sources to calculate its NAV. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues or otherwise. NAV calculation may also be impacted by operational risks arising from factors such as failures in systems and technology. Such failures may affect the Fund’s ability to effect in-kind creations and redemptions on a T+0 or T+1 (as defined below) basis, respectively.
Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s shares from year to year; and (b) how the average annual total returns of the Fund’s shares compare to those of the Fund’s Index, a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of the Prospectus.

Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.
TOTAL RETURN CALENDAR YEAR

The total return for shares for the 9-month period ended September 30, 2018 was 1.19%. Best Quarter Q3 ‘17 0.25% Worst Quarter Q1 ‘17 0.09%
AVERAGE ANNUAL TOTAL RETURN<br/><br/>For the period ended December 31, 2017
Average Annual Total Returns - Goldman Sachs Access Treasury 0-1 Year ETF	1 Year	Since Inception	Inception Date
Goldman Sachs Access Treasury 0-1 Year ETF	0.71%	0.62%	Sep. 06, 2016
Goldman Sachs Access Treasury 0-1 Year ETF | Returns After Taxes on Distributions	0.39%	0.34%	Sep. 06, 2016
Goldman Sachs Access Treasury 0-1 Year ETF | Returns After Taxes on Distributions and Sale of Fund Shares	0.40%	0.35%	Sep. 06, 2016
FTSE US Treasury 0-1 Year Composite Select Index (reflects no deduction for fees or expenses)	0.83%	0.73%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.